Loans and advances to banks	12 Months Ended
Dec. 31, 2022
Loans and advances to banks [Abstract]
Loans and advances to banks
3 Loans and advances to banks

Loans and advances to banks
	Netherlands		Rest of the world		Total
in EUR million	2022	2021	2022	2021	2022	2021
Loans and advances to banks	23,463	7,019	11,679	16,595	35,141	23,614
Loan loss provisions	-12	-10	-26	-13	-37	-22
	23,451	7,010	11,653	16,582	35,104	23,592
Loans include balances (mainly reverse repos) with central banks amounting to EUR 19,395 million (2021: EUR 3,403 million). Reference is made to Note 7 'Loans and advances to customers' for information on finance lease receivables included in Loans and advances to banks.
As at 31 December 2022 and at 31 December 2021, all loans and advances to banks are non-subordinated.